Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s fair value measurements at December 31, 2025 and 2024:

	December 31, 2025
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Cash	$40,144	$—	$—	$40,144
Money market fund	2,577,661	—	—	2,577,661
Common stock	10,684,861	—	—	10,684,861
Mutual funds	155,947,347	—	—	155,947,347
	$169,250,013	$—	$—	$169,250,013

Investment measured using net asset value as a practical expedient				$10,102,366
				$179,352,379

	December 31, 2024
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Cash	$17,084	$—	$—	$17,084
Common stock	11,301,477	—	—	11,301,477
Mutual funds	133,578,392	—	—	133,578,392
	$144,896,953	$—	$—	$144,896,953

Investment measured using net asset value as a practical expedient				$11,862,778
				$156,759,731